Goodwill	12 Months Ended
Dec. 31, 2024
Business Combination, Goodwill [Abstract]
Goodwill
8.	Goodwill

	December 31, 2023	December 31, 2024
	RMB in thousands
Beginning balance	2,725,130	2,725,130
Additions (Note 25)	—	—

Ending balance	2,725,130	2,725,130

No impairment charge was recognized for the years ended December 31, 2022, 2023 and 2024, respectively.